Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Summary of revenue from contracts with customers and geographical location

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD

Business to business	16,636,471	30,501,044	16,322,470
Business to customers	6,215,792	13,598,566	9,241,475
	22,852,263	44,099,610	25,563,945

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Egypt	20,970,829	39,734,817	24,828,417
Kingdom of Saudi Arabia	1,881,434	3,262,272	454,007
United Arab Emirates	—	1,102,521	281,521
	22,852,263	44,099,610	25,563,945